Summary of Significant Accounting Policies - Useful Lives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Other assets	$ 779,942	$ 618,262
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Useful life of property and equipment	10 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Useful life of property and equipment	40 years
Furniture, fixtures and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life of property and equipment	3 years
Furniture, fixtures and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life of property and equipment	20 years
Software
Property, Plant and Equipment [Line Items]
Other assets	$ 5,200	$ 5,600
Software | Weighted Average
Property, Plant and Equipment [Line Items]
Useful life of property and equipment	3 years
Customer relationship intangible asset | Maximum
Finite-Lived Intangible Assets, Net [Abstract]
Useful life of finite-lived intangible asset	10 years